Segment Information (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Schedule of segment reporting information
	Year ended March 31,
	2019	2020	2021
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	7,717	6,929	5,192
Electric OEM	6,560	5,629	3,976
Total revenue from contracts with customers	14,277	12,558	9,168

Operating (loss) income:
Metal stamping and Mechanical OEM	(405)	458	(327)
Electric OEM	(250)	355	(207)
Corporate	(100)	(66)	(82)
Total operating (loss) income	(755)	747	(616)

Depreciation expense:
Metal stamping and Mechanical OEM	133	83	90
Electric OEM	128	62	69
Total depreciation	261	145	159

Capital expenditure:
Metal stamping and Mechanical OEM	398	53	50
Electric OEM	297	38	38
Total capital expenditure	695	91	88
	As of March 31,
	2020	2021
	$	$
Total assets:
Metal stamping and Mechanical OEM	9,753	7,874
Electric OEM	8,248	7,440
Corporate	168	172
Total assets	18,169	15,486
	As of March 31,
	2020	2021
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	520	474
Electric OEM	358	359
Total property, plant and equipment, net	878	833

Schedule of geographical segment
	Year ended March 31,
	2019	2020	2021
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	2,794	2,186	1,554
Europe	10,901	9,790	7,269
Other Asian countries	128	-	37
North America	454	582	308
Total revenue from contracts with customers	14,277	12,558	9,168
	As of March 31,
	2020	2021
	$	$
Property, plant and equipment, net:
Hong Kong and China	127	98
Myanmar	751	735
Total property, plant and equipment, net	878	833